SCHEDULE OF RECONCILIATION OF THE CHINESE INCOME TAX RATE (Details) - Distoken Acquisition Corporation [Member]	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Restructuring Cost and Reserve [Line Items]
China’s corporate income tax standard rate	25.00%
Income tax provision	25.00%